Intangible Assets, Net and Goodwill - Schedule of Estimated Future Amortization of Identifiable Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 262,279
2022	1,029
2023	1,029
2024	1,029
2025	1,029
Thereafter	3,727
Total	$ 270,121	$ 689,151